CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 70,175	$ 50,818
Available for sale securities	199,594	73,656
Trade accounts receivable	2,057	3,253
Due from related parties	45,659	152,491
Other receivables	10,441	10,488
Inventories	5,056	6,927
Prepaid expenses and accrued income	5,790	5,075
Investment in direct financing and sales-type leases, current portion	37,145	37,517
Total current assets	375,917	340,225
Vessels and equipment, net	1,641,317	1,377,133
Newbuildings	40,149	87,567
Investment in direct financing and sales-type leases, long-term portion	474,298	709,014
Investment in associated companies	84,615	53,457
Loans to related parties - associated companies, long-term	387,712	346,031
Loans to related parties - others, long-term	0	79,294
Other long-term assets	27,746	8,581
Deferred charges	32,271	36,958
Financial instruments (long-term): at fair value	800	3,294
Total assets	3,064,825	3,041,554
Current liabilities
Current portion of long-term debt	208,031	182,415
Trade accounts payable	835	2,432
Due to related parties	416	1,109
Accrued expenses	12,646	18,190
Financial instruments (short-term): at fair value	0	517
Other current liabilities	17,037	9,092
Total current liabilities	238,965	213,755
Long-term liabilities
Long-term debt	1,458,445	1,550,044
Financial instruments (long-term): at fair value	113,642	106,679
Other long-term liabilities	11,963	17,584
Total liabilities	$ 1,823,015	$ 1,888,062
Commitments and contingent liabilities
Stockholders' equity
Share capital ($1 par value; 125,000,000 shares authorized at December 31, 2015 and 2014); (93,468,000 shares issued and outstanding at December 31, 2015; 93,404,000 shares issued and outstanding at December 31, 2014).	$ 93,468	$ 93,404
Additional paid-in capital	285,859	285,248
Contributed surplus	588,133	586,089
Accumulated other comprehensive loss	(1,037)	(48,240)
Accumulated other comprehensive loss – associated companies	(2,126)	(2,284)
Retained earnings	277,513	239,275
Total stockholders' equity	1,241,810	1,153,492
Total liabilities and stockholders' equity	$ 3,064,825	$ 3,041,554